Offerings	May 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount of Registration Fee	$ 0.00
Offering Note
(1) In addition to the aggregate of 2,095,710 shares of ALLETE, Inc.’s common stock described in Note (3), an additional indeterminate aggregate offering of the securities of each identified class is being registered as may from time to time be offered and sold by ALLETE, Inc., or by a selling securityholder, at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. In connection with the additional securities offered hereby, ALLETE, Inc. will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(2) See Note (1).
(3) Pursuant to Rule 415(a)(6) under the Securities Act, there are included on this registration statement an aggregate of 2,095,710 shares of ALLETE, Inc.’s common stock that were previously registered for offer and sale, but not sold, in connection with ALLETE, Inc.’s amended and restated distribution agreement, as amended, pursuant to Registration Statement No. 333-266383 (the “Prior Registration Statement”), and for which a filing fee of $13,032.17 with respect to such unsold shares was paid in connection with the filing with the Commission of a prospectus supplement under an earlier registration statement (which shares were included on the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee related to such unsold shares from the Prior Registration Statement will continue to be applied to the offer and sale of such unsold shares pursuant to this registration statement, and no additional filing fee is required with respect to such shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement also covers such additional securities as may become deliverable as a result of stock splits, stock dividends, split-ups, recapitalizations or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds
Amount of Registration Fee	$ 0.00
Offering Note
(1) In addition to the aggregate of 2,095,710 shares of ALLETE, Inc.’s common stock described in Note (3), an additional indeterminate aggregate offering of the securities of each identified class is being registered as may from time to time be offered and sold by ALLETE, Inc., or by a selling securityholder, at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. In connection with the additional securities offered hereby, ALLETE, Inc. will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(2) See Note (1).
(3) Pursuant to Rule 415(a)(6) under the Securities Act, there are included on this registration statement an aggregate of 2,095,710 shares of ALLETE, Inc.’s common stock that were previously registered for offer and sale, but not sold, in connection with ALLETE, Inc.’s amended and restated distribution agreement, as amended, pursuant to Registration Statement No. 333-266383 (the “Prior Registration Statement”), and for which a filing fee of $13,032.17 with respect to such unsold shares was paid in connection with the filing with the Commission of a prospectus supplement under an earlier registration statement (which shares were included on the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee related to such unsold shares from the Prior Registration Statement will continue to be applied to the offer and sale of such unsold shares pursuant to this registration statement, and no additional filing fee is required with respect to such shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement also covers such additional securities as may become deliverable as a result of stock splits, stock dividends, split-ups, recapitalizations or similar transactions.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	2,095,710
Maximum Aggregate Offering Price	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-266383
Carry Forward Initial Effective Date	Jul. 29, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,032.17
Offering Note
(1) In addition to the aggregate of 2,095,710 shares of ALLETE, Inc.’s common stock described in Note (3), an additional indeterminate aggregate offering of the securities of each identified class is being registered as may from time to time be offered and sold by ALLETE, Inc., or by a selling securityholder, at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. In connection with the additional securities offered hereby, ALLETE, Inc. will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(2) See Note (1).
(3) Pursuant to Rule 415(a)(6) under the Securities Act, there are included on this registration statement an aggregate of 2,095,710 shares of ALLETE, Inc.’s common stock that were previously registered for offer and sale, but not sold, in connection with ALLETE, Inc.’s amended and restated distribution agreement, as amended, pursuant to Registration Statement No. 333-266383 (the “Prior Registration Statement”), and for which a filing fee of $13,032.17 with respect to such unsold shares was paid in connection with the filing with the Commission of a prospectus supplement under an earlier registration statement (which shares were included on the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee related to such unsold shares from the Prior Registration Statement will continue to be applied to the offer and sale of such unsold shares pursuant to this registration statement, and no additional filing fee is required with respect to such shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement also covers such additional securities as may become deliverable as a result of stock splits, stock dividends, split-ups, recapitalizations or similar transactions.